Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio	Apr. 29, 2025
Select Insurance Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	28.42%
Past 5 years	15.07%
Past 10 years	12.63%
Select Insurance Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.30%
Past 5 years	13.00%
Past 10 years	10.27%
Select Insurance Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.01%
Past 5 years	11.50%
Past 10 years	9.58%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1516
Average Annual Return:
Past 1 year	27.18%
Past 5 years	14.11%
Past 10 years	12.43%